Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Entity File Number	001-38628
Entity Registrant Name	SilverCrest Metals Inc.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1040
Entity Address, Address Line One	570 Granville Street
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3P1
Entity Address, Country	CA
City Area Code	604
Local Phone Number	694-1730
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	SILV
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	146,934,814
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Entity Central Index Key	0001659520
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Document Financial Statement Error Correction [Flag]	false
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	C T Corporation System
Entity Address, Address Line One	1015 15th Street N.W.
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	DC
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3100